Long-term debt (Details 6) (Maturities and US Debt) CAD in Millions, $ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD
Total
2016		CAD 1,442
2017		858
2018		729
2019		765
2020		16
2021 and thereafter		6,617
Total		10,427		CAD 8,372
Long term debt other disclosures [Abstract]
Debt outstanding		11,330		9,266
USD
Long term debt other disclosures [Abstract]
Amount of US dollar-denominated debt | $	$ 6,680		$ 6,873
CAD
Long term debt other disclosures [Abstract]
Amount of US dollar-denominated debt		9,245		7,973
Notes and debentures
Debt
2016		1,219
2017		684
2018		720
2019		755
2020		0
2021 and thereafter		6,527
Total debt		9,905
Long term debt other disclosures [Abstract]
Debt outstanding		10,350		8,546
Notes and debentures | USD
Long term debt other disclosures [Abstract]
Amount of US dollar-denominated debt | $	6,075		6,425
Capital leases obligations
Total
2016		223
2017		174
2018		9
2019		10
2020		16
2021 and thereafter		90
Total		522
Long term debt other disclosures [Abstract]
Debt outstanding		522		670
Capital leases obligations | USD
Long term debt other disclosures [Abstract]
Amount of US dollar-denominated debt | $	274		448
Commercial paper [Member]
Long term debt other disclosures [Abstract]
Debt outstanding		CAD 458		CAD 0
Commercial paper [Member] | USD
Long term debt other disclosures [Abstract]
Debt outstanding | $	331
Amount of US dollar-denominated debt | $	$ 331		$ 0